UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 21202

John Hancock Preferred Income Fund II
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2015

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Preferred Income Fund II

Quarterly portfolio holdings 10/31/15

Fund's investments	Preferred Income Fund II

As of 10-31-15 (unaudited)
	Shares	Value
Preferred securities (a) 145.1% (96.0% of Total investments)		$668,487,804
(Cost $638,615,620)
Consumer staples 3.2%		14,560,000
Food and staples retailing 3.2%
Ocean Spray Cranberries, Inc., Series A, 6.250% (S)	160,000	14,560,000
Energy 3.4%		15,779,200
Oil, gas and consumable fuels 3.4%
Kinder Morgan, Inc., 9.750% (I)	320,000	15,779,200
Financials 84.8%		390,616,366
Banks 37.7%
Bank of America Corp., 6.500%	180,000	4,737,600
Bank of America Corp., 6.625%	20,000	530,800
Barclays Bank PLC, Series 3, 7.100%	365,000	9,468,100
Barclays Bank PLC, Series 5, 8.125% (Z)	340,000	8,935,200
BB&T Corp., 5.200% (Z)	330,000	8,203,800
BB&T Corp., 5.625% (Z)	450,000	11,592,000
Citigroup Capital XIII (7.875% to 10-30-15, then 3 month LIBOR + 6.370%) (Z)	55,000	1,397,000
Citigroup, Inc., 5.800%	10,000	250,900
Citigroup, Inc., 6.875% (Z)	60,000	1,607,400
Citigroup, Inc., 7.125%	20,000	551,400
Citigroup, Inc. (6.875% to 11-15-23, then 3 month LIBOR + 4.130%)	212,253	5,845,446
HSBC USA, Inc., 6.500% (Z)	50,000	1,281,000
ING Groep NV, 7.050% (Z)	770,000	20,266,400
JPMorgan Chase & Co., 5.450% (Z)	60,000	1,485,000
JPMorgan Chase & Co., 5.500%	77,661	1,917,450
JPMorgan Chase & Co., 6.100%	276,500	6,998,215
JPMorgan Chase & Co., 6.125% (Z)	501,419	12,710,972
JPMorgan Chase & Co., 6.300%	30,000	781,500
RBS Capital Funding Trust V, 5.900% (Z)	398,000	9,810,700
RBS Capital Funding Trust VII, 6.080%	145,000	3,610,500
Royal Bank of Scotland Group PLC, Series L, 5.750%	465,000	11,480,850
The PNC Financial Services Group, Inc., 5.375%	70,000	1,775,900
The PNC Financial Services Group, Inc. (6.125% to 5-1-22, then 3 month LIBOR + 4.067%)	145,000	4,038,250
U.S. Bancorp (6.000% to 4-15-17, then 3 month LIBOR + 4.861%) (Z)	200,000	5,360,000
U.S. Bancorp (6.500% to 1-15-22, then 3 month LIBOR + 4.468%) (Z)	570,000	16,518,600
Wells Fargo & Company, 6.000% (Z)	250,000	6,490,000
Wells Fargo & Company, 8.000% (Z)	565,000	15,848,250
Capital markets 16.3%
Deutsche Bank Contingent Capital Trust II, 6.550%	173,000	4,466,860
Deutsche Bank Contingent Capital Trust III, 7.600% (Z)	460,000	12,300,400
Merrill Lynch Preferred Capital Trust III, 7.000% (Z)	322,000	8,336,580
Merrill Lynch Preferred Capital Trust IV, 7.120%	180,000	4,674,600
Merrill Lynch Preferred Capital Trust V, 7.280%	250,000	6,517,500
Morgan Stanley, 6.625% (Z)	175,000	4,683,000
Morgan Stanley (6.375% to 10-15-24, then 3 month LIBOR + 3.708%)	70,000	1,813,000
Morgan Stanley Capital Trust III, 6.250% (Z)	272,000	7,044,800
Morgan Stanley Capital Trust IV, 6.250% (Z)	155,000	3,991,250
Morgan Stanley Capital Trust V, 5.750% (Z)	285,000	7,256,100
State Street Corp., 5.250% (Z)	45,000	1,151,100
State Street Corp., 6.000% (Z)	445,000	11,503,250

2SEE NOTES TO FUND'S INVESTMENTS

Preferred Income Fund II

	Shares	Value
Financials (continued)
Capital markets (continued)
The Goldman Sachs Group, Inc., 5.950%	40,000	$1,023,200
The Goldman Sachs Group, Inc., 6.125%	20,000	499,600
Consumer finance 6.9%
Capital One Financial Corp., 6.200%	234,250	6,055,363
Capital One Financial Corp., 6.700%	40,000	1,088,400
HSBC Finance Corp., Depositary Shares, Series B, 6.360% (Z)	725,000	18,386,000
Navient Corp., 6.000% (Z)	177,500	3,310,375
SLM Corp., Series A, 6.970%	64,000	2,790,400
Insurance 10.1%
Aegon NV, 6.375% (Z)	430,000	11,008,000
Aegon NV, 6.500%	220,000	5,728,800
Prudential Financial, Inc., 5.750%	160,000	4,156,800
Prudential PLC, 6.500% (Z)	103,000	2,732,590
The Phoenix Companies, Inc., 7.450%	216,500	4,648,255
W.R. Berkley Corp., 5.625%	740,000	18,440,800
Real estate investment trusts 13.7%
Kimco Realty Corp., 6.000% (Z)	725,000	18,705,000
Public Storage, 5.200% (Z)	255,000	6,301,050
Public Storage, 5.750% (Z)	340,000	8,741,400
Public Storage, 6.350% (Z)	175,000	4,536,000
Public Storage, Depositary Shares, Series Q, 6.500%	122,000	3,121,980
Senior Housing Properties Trust, 5.625% (Z)	667,000	16,468,230
Ventas Realty LP, 5.450%	200,000	5,288,000
Thrifts and mortgage finance 0.1%
Federal National Mortgage Association, Series S, 8.250% (I)	75,000	354,450
Industrials 2.1%		9,653,300
Machinery 2.1%
Stanley Black & Decker, Inc., 5.750% (Z)	370,000	9,653,300
Telecommunication services 13.3%		61,332,944
Diversified telecommunication services 6.1%
Qwest Corp., 6.125%	30,000	746,400
Qwest Corp., 6.875%	65,000	1,677,000
Qwest Corp., 7.000%	60,000	1,567,200
Qwest Corp., 7.375% (Z)	567,500	14,647,175
Qwest Corp., 7.500%	172,500	4,519,500
Verizon Communications, Inc., 5.900% (Z)	185,000	4,958,000
Wireless telecommunication services 7.2%
Telephone & Data Systems, Inc., 6.625% (Z)	161,300	4,093,794
Telephone & Data Systems, Inc., 6.875%	85,000	2,172,600
Telephone & Data Systems, Inc., 7.000%	283,000	7,244,800
United States Cellular Corp., 6.950% (Z)	772,500	19,706,475
Utilities 38.3%		176,545,994
Electric utilities 29.8%
Baltimore Gas & Electric Company, Series 1995, 6.990% (Z)	39,870	4,031,854
Duke Energy Corp., 5.125%	720,000	18,201,600
Entergy Arkansas, Inc., 5.750% (Z)	66,400	1,676,600
Entergy Arkansas, Inc., 6.450%	100,000	2,545,000
Entergy Louisiana LLC, 5.250%	220,000	5,612,200

SEE NOTES TO FUND'S INVESTMENTS3

Preferred Income Fund II

				Shares	Value
Utilities (continued)
Electric utilities (continued)
	Entergy Louisiana LLC, 5.875% (Z)			186,750	$4,730,378
	Entergy Louisiana LLC, 6.000% (Z)			186,438	4,743,169
	Entergy Mississippi, Inc., 6.000%			186,500	4,774,400
	Entergy Mississippi, Inc., 6.200%			103,294	2,651,557
	FPL Group Capital Trust I, 5.875% (Z)			255,000	6,576,450
	Gulf Power Company, 5.750% (Z)			146,000	3,765,340
	HECO Capital Trust III, 6.500% (Z)			187,750	4,808,278
	Interstate Power & Light Company, 5.100% (Z)			154,600	3,980,950
	NextEra Energy Capital Holdings, Inc., 5.125%			80,000	1,956,000
	NextEra Energy Capital Holdings, Inc., 5.700% (Z)			665,000	17,183,600
	NSTAR Electric Company, 4.780%			15,143	1,506,729
	PPL Capital Funding, Inc., 5.900% (Z)			1,050,000	26,607,000
	SCE Trust I, 5.625%			105,000	2,694,300
	SCE Trust II, 5.100% (Z)			426,000	10,432,740
	SCE Trust III (5.750% to 3-15-24, then 3 month LIBOR + 2.990%)			20,000	557,000
	The Southern Company, 6.250%			310,000	8,184,000
Multi-utilities 8.5%
	BGE Capital Trust II, 6.200% (Z)			539,000	13,863,080
	DTE Energy Company, 5.250%			415,420	10,202,715
	DTE Energy Company, 6.500%			355,000	9,521,100
	Integrys Holding, Inc. (6.000% to 8-1-23, then 3 month LIBOR + 3.220%) (Z)			225,372	5,739,954
Common stocks 1.5% (1.0% of Total investments)					$7,101,000
(Cost $7,803,457)
Energy 1.1%					5,246,000
Oil, gas and consumable fuels 1.1%
	Royal Dutch Shell PLC, ADR, Class A			100,000	5,246,000
Utilities 0.4%					1,855,000
Multi-utilities 0.4%
CenterPoint Energy, Inc.				100,000	1,855,000
	Rate (%	)	Maturity date	Par value^	Value
Capital preferred securities (b) 1.3% (0.9% of Total investments)					$6,147,870
(Cost $5,574,000)
Utilities 1.3%					6,147,870
Multi-utilities 1.3%
Dominion Resources Capital Trust III (Z)	8.400		01-15-31	5,000,000	6,147,870
Corporate bonds 2.6% (1.7% of Total investments)					$11,782,250
(Cost $13,378,635)
Energy 1.6%					7,332,250
Oil, gas and consumable fuels 1.6%
Energy Transfer Partners LP (P)	3.318		11-01-66	10,550,000	7,332,250
Utilities 1.0%					4,450,000
Electric utilities 1.0%
Southern California Edison Company (6.250% to 2-1-22, then 3 month LIBOR + 4.199%) (Q) (Z)	6.250		02-01-22	4,000,000	4,450,000

4SEE NOTES TO FUND'S INVESTMENTS

Preferred Income Fund II

	Par value	Value
Short-term investments 0.7% (0.4% of Total investments)		$2,971,000
(Cost $2,971,000)
Repurchase agreement 0.7%		2,971,000
Repurchase Agreement with State Street Corp. dated 10-30-15 at 0.000% to be repurchased at $2,971,000 on 11-2-15, collateralized by $3,030,000 Federal Home Loan Bank, 0.750% due 8-28-17 (valued at $3,033,939, including interest)	2,971,000	2,971,000
Total investments (Cost $668,342,712)† 151.2%		$696,489,924
Other assets and liabilities, net (51.2%)		($235,842,373)
Total net assets 100.0%		$460,647,551

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
LIBOR	London Interbank Offered Rate
(a)	Includes preferred stocks and hybrid securities with characteristics of both equity and debt that pay dividends on a periodic basis.
(b)	Includes hybrid securities with characteristics of both equity and debt that trade with, and pay, interest income.
(I)	Non-income producing security.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(Z)	All or a portion of this security is pledged as collateral pursuant to the Credit Facility Agreement. Total collateral value at 10-31-15 was $387,404,839.
†	At 10-31-15, the aggregate cost of investment securities for federal income tax purposes was $668,474,770. Net unrealized appreciation aggregated $28,015,154, of which $34,189,962 related to appreciated investment securities and $6,174,808 related to depreciated investment securities.

The fund had the following country composition as a percentage of net assets on 10-31-15:

United States	89.2%
Netherlands	6.1%
United Kingdom	4.7%
Total	100.0%

SEE NOTES TO FUND'S INVESTMENTS5

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Swaps are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of October 31, 2015, by major security category or type:

	Total value at 10-31-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Preferred securities
Consumer staples	$14,560,000	—	$14,560,000	—
Energy	15,779,200	$15,779,200	—	—
Financials	390,616,366	390,616,366	—	—
Industrials	9,653,300	9,653,300	—	—
Telecommunication services	61,332,944	56,374,944	4,958,000	—
Utilities	176,545,994	166,774,186	9,771,808	—
Common stocks	7,101,000	7,101,000	—	—
Capital preferred securities	6,147,870	—	6,147,870	—
Corporate bonds	11,782,250	—	11,782,250	—
Short-term investments	2,971,000	—	2,971,000	—
Total investments in securities	$696,489,924	$646,298,996	$50,190,928	—
Other financial instruments:
Futures	($90,504)	($90,504)	—	—
Interest rate swaps	($814,443)	—	($814,443)	—

Securities with market value of approximately $6,227,028 at the beginning of the year were transferred from Level 1 to Level 2 during the period since quoted prices in active markets for identical securities were no longer available and securities were valued using other significant observable inputs.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

6

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended October 31, 2015, the fund used futures contracts to manage against anticipated interest rate changes. The following table summarizes the contracts held at October 31, 2015.

Open contracts	Number of contracts	Position	Expiration date	Notional basis	Notional value	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	520	Short	Dec 2015	($66,306,996)	($66,397,500)	($90,504)
						($90,504)

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals. Swap agreements are privately negotiated in the OTC market or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

During the period ended October 31, 2015, the fund used interest rate swaps to manage against anticipated interest rate changes.. The following table summarizes the interest rate swap contracts held as of October 31, 2015.

Counterparty	Notional amount	Payments made by fund	Payments received by fund	Termination date	Market value
Morgan Stanley Capital Services	$56,000,000	Fixed 1.4625%	3 Month LIBOR (a)	Aug 2016	($566,971)
Morgan Stanley Capital Services	56,000,000	Fixed 0.8750%	3 Month LIBOR (a)	Jul 2017	(247,472)
	$112,000,000				($814,443)

(a) At 10-31-15, the 3-month LIBOR rate was 0.3341%

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

7

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Computershare P.O. Box 30170 College Station, TX 77842-3170
Phone	Customer service representatives Portfolio commentary 24-hour automated information TDD line	800-852-0218 800-344-7054 800-843-0090 800-231-5469

	P11Q1	10/15
This report is for the information of the shareholders of John Hancock Preferred Income Fund II.		12/15

ITEM 2. CONTROLS AND PROCEDURES.

(a)       Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)       There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Preferred Income Fund II

By:	/s/ Andrew Arnott
Andrew Arnott President

Date:	December 17, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott President

Date:	December 17, 2015

By:	/s/ Charles A. Rizzo
Charles A. Rizzo Chief Financial Officer

Date:	December 17, 2015